Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2025
Disclosure of Fair Value of Financial Assets [Abstract]
Financial assets at fair value through profit or loss	Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss as of December 31, 2025 and 2024 are as follows (in thousands):

	December 31, 2025		December 31, 2024
	Current	Non-current	Current	Non-current
Derivatives	$45	$—	$—	$—
Equity funds	—	437	—	417
Total	$45	$437	$—	$417